Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
July 31, 2021
(Unaudited)
Te
Principal
Amount Value
MUNICIPAL BONDS — 95.6%
California — 95 .6%
$ 1,000,000 Abag Finance Authority for Nonprofit
Corps Odd fellows Home CA
Refunding Revenue Bonds,
Series A, (California Mortgage
Insurance),
5 .00% ,
04/01/23
............ $ 1,077,338
635,000 Anaheim Housing & Public
Improvements Authority Pre-
refunded Advance Refunding
Revenue Bonds,
5 .00% ,
10/01/41
(a) .......... 639,968
250,000 Bay Area Toll Authority Pre-refunded
Highway Improvements Revenue
Bonds, Subseries S-4,
5 .00% ,
04/01/38
(a) .......... 270,589
6,000,000 Bay Area Toll Authority Pre-refunded
Highway Improvements Revenue
Bonds, Subseries S-4,
5 .00% ,
04/01/43
(a) .......... 6,494,130
20,000,000 Bay Area Toll Authority Pre-refunded
Highway Improvements Revenue
Bonds, Subseries S-4,
5 .25% ,
04/01/48
(a) .......... 21,730,118
100,000 Bay Area Toll Authority San
Francisco Bay Area Subordinate
Transportation Advance
Refunding Revenue Bonds,
5 .00% ,
04/01/22
............ 103,283
125,000 Bay Area Toll Authority San
Francisco Bay Area Subordinate
Transportation Advance
Refunding Revenue Bonds,
5 .00% ,
04/01/23
............ 135,125
150,000 Cabrillo Community College District
Refunding GO,
5 .00% ,
08/01/23
(a) .......... 157,381
100,000 Cabrillo Community College District
Refunding GO,
5 .00% ,
08/01/24
(a) .......... 104,921
930,000 Cabrillo Community College District
Refunding GO,
5 .00% ,
08/01/27
(a) .......... 975,762
500,000 California Educational Facilities
Authority Advance Refunding
Revenue Bonds, Series A,
5 .00% ,
01/01/27
............ 598,668
Principal
Amount Value
California (continued)
$ 1,550,000 California Educational Facilities
Authority Refunding Revenue
Bonds, Series A,
5 .00% ,
10/01/23
............ $ 1,713,560
500,000 California Health Facilities Financing
Authority Current Refunding
Revenue Bonds,
5 .00% ,
11/01/31
............ 700,105
275,000 California Health Facilities Financing
Authority Current Refunding
Revenue Bonds,
5 .00% ,
11/15/22
............ 292,492
1,000,000 California Health Facilities Financing
Authority Current Refunding
Revenue Bonds,
5 .00% ,
11/01/23
............ 1,109,551
100,000 California Health Facilities Financing
Authority Current Refunding
Revenue Bonds,
5 .00% ,
11/15/25
............ 120,174
1,565,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bond, Series
A-1,
5 .00% ,
04/01/33
............ 2,265,009
125,000 California Infrastructure & Economic
Development Bank University &
College Improvements Revenue
Bonds,
5 .00% ,
05/15/23
............ 135,606
5,725,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Green Bond,
5 .00% ,
10/01/35
............ 7,249,682
250,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Green Bond,
5 .00% ,
10/01/23
............ 276,523
100,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Green Bond,
5 .00% ,
10/01/23
............ 110,609
100,000 California Municipal Finance
Authority Advance Refunding
Anaheim Water System Project
Revenue Bonds,{br}Series A,
5 .00% ,
10/01/24
............ 115,411

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 160,000 California Municipal Finance
Authority Retirement Facilities
California Armenian Home
Project Revenue Bonds,
(California Mortgage Insurance),
5 .00% ,
05/15/22
............ $ 166,222
100,000 California Municipal Finance
Authority Retirement Facilities
Revenue Bonds, (California
Mortgage Insurance),
5 .00% ,
04/01/23
............ 108,222
125,000 California Municipal Finance
Authority Retirement Facilities
Revenue Bonds, (California
Mortgage Insurance),
5 .00% ,
04/01/24
............ 140,657
670,000 California Municipal Finance
Authority Retirement Facilities
Town and Country Manor
Revenue Bonds, California
(Mortgage Insurance),
4 .00% ,
07/01/24
............ 741,974
4,770,000 California State Current Refunding
GO,
5 .00% ,
08/01/27
............ 5,545,399
250,000 California State Public Works
Board Correctional Facilities
Improvements Revenue Bonds,
Series C,
5 .00% ,
11/01/23
............ 277,328
460,000 California State Public Works
Board Correctional Facilities
Improvements Revenue Bonds,
Series C,
5 .00% ,
11/01/24
............ 531,318
100,000 California State Public Works
Board Correctional Facilities
Improvements Revenue Bonds,
Series C,
5 .00% ,
11/01/25
............ 119,778
150,000 California State Public Works Board
Public Improvements Revenue
Bonds, Series G,
5 .00% ,
11/01/22
............ 159,195
325,000 California State Public Works Board
Refunding Revenue Bonds, Series
F,
5 .00% ,
05/01/26
............ 381,516
Principal
Amount Value
California (continued)
$ 250,000 California State University & College
Improvements Current Refunding
Revenue Bonds, Series A,
5 .00% ,
11/01/23
............ $ 277,507
1,785,000 California State University & College
Improvements Revenue Bonds,
Series A,
5 .00% ,
11/01/24
............ 2,063,002
1,000,000 California State University Current
Refunding Revenue Bonds, Series
A,
5 .00% ,
11/01/24
(a) .......... 1,061,572
120,000 California State University Current
Refunding Revenue Bonds, Series
C,
5 .00% ,
11/01/21
............ 121,457
20,000 California State University Pre-
refunded Refunding Revenue
Bonds,
5 .00% ,
11/01/25
(a) .......... 23,089
230,000 California State University Unfunded
Revenue Bonds,
5 .00% ,
11/01/25
(a) .......... 265,927
150,000 California Statewide Communities
Development Authority Advance
Refunding Revenue Bonds,
(California Mortgage Insurance),
5 .00% ,
08/15/25
............ 177,887
745,000 California Statewide Communities
Development Authority Current
Refunding Revenue Bonds,
(California Mortgage Insurance),
4 .00% ,
11/15/25
............ 858,763
100,000 California Statewide Communities
Development Authority Nursing
Homes Retirement Facilities
Revenue Bonds, (California
Mortgage Insurance),
5 .00% ,
07/01/28
............ 128,390
5,000,000 Carlsbad Unified School District
School Improvements GO, Series
B,
6 .00% ,
05/01/34
............ 5,787,466
885,000 Chabot-Las Positas Community
College District Refunding GO,
5 .00% ,
08/01/25
(a) .......... 971,194
325,000 City & County of San Francisco CA
Public Improvements GO, Series
B,
5 .00% ,
06/15/22
............ 338,954

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 4,335,000 City & County of San Francisco CA
Public Improvements GO, Series
R1,
5 .00% ,
06/15/29
............ $ 5,790,005
150,000 City & County of San Francisco CA
Refunding COP, Series A,
5 .00% ,
04/01/23
............ 162,229
2,500,000 City & County of San Francisco CA
Refunding COP, Series B,
5 .00% ,
04/01/23
............ 2,703,374
100,000 City of Los Angeles CA Wastewater
System Revenue Advance
Refunding Revenue Bonds,
Subseries A,
5 .00% ,
06/01/24
............ 113,573
2,550,000 City of Los Angeles CA Wastewater
System Revenue Refunding
Revenue Bonds, Subseries A,
5 .00% ,
06/01/25
............ 2,776,634
1,800,000 City of Los Angeles CA Wastewater
System Revenue Refunding
Revenue Bonds, Subseries A,
5 .00% ,
06/01/27
............ 1,956,854
1,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5 .00% ,
05/15/30
............ 1,323,786
1,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5 .00% ,
05/15/31
............ 1,349,914
1,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5 .00% ,
05/15/32
............ 1,342,868
1,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5 .00% ,
05/15/33
............ 1,337,091
1,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5 .00% ,
05/15/34
............ 1,330,206
Principal
Amount Value
California (continued)
$ 1,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
Series A,
5 .00% ,
05/15/46
............ $ 1,282,875
4,000,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5 .00% ,
05/15/34
............ 5,269,164
7,500,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5 .00% ,
05/15/40
............ 9,747,804
3,645,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series C,
5 .00% ,
05/15/23
............ 3,963,874
1,500,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series C,
5 .00% ,
05/15/24
............ 1,701,898
200,000 City of Los Angeles Department of
Airports Port Airport & Marina
Improvements Refunding
Revenue Bonds,
5 .00% ,
05/15/24
............ 226,920
100,000 City of Los Angeles Department of
Airports Port Airport & Marina
Improvements Refunding
Revenue Bonds,
5 .00% ,
05/15/25
............ 117,842
275,000 City of Palo Alto CA Parking Facility
Improvements COP, Series A,
5 .00% ,
11/01/23
............ 305,258
150,000 City of Palo Alto CA Parking Facility
Improvements COP, Series A,
5 .00% ,
11/01/24
............ 173,309
200,000 City of Palo Alto CA Parking Facility
Improvements COP, Series A,
5 .00% ,
11/01/25
............ 239,651
100,000 City of Roseville CA Water Utility
Revenue Advance Refunding
COP,
5 .00% ,
12/01/23
............ 111,396
150,000 City of Sacramento CA Wastewater
Revenue Sewer Improvement
Revenue Bonds,
5 .00% ,
09/01/25
............ 179,171

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 1,900,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Advance Refunding
Revenue Bonds,
5 .00% ,
11/01/28
............ $ 2,231,176
1,600,000 Contra Costa County Public Financing
Authority Current Refunding
Revenue Bonds, Series B,
5 .00% ,
06/01/25
............ 1,883,150
3,625,000 Contra Costa Transportation Authority
Current Refunding Revenue
Bonds, Series A,
5 .00% ,
03/01/31
............ 5,035,643
275,000 Contra Costa Water District
Refunding Revenue Bonds, Series
T,
5 .00% ,
10/01/25
............ 316,907
425,000 County of Marin CA Advance
Refunding COP,
5 .00% ,
11/01/26
............ 509,059
225,000 County of Sacramento CA Airport
System Revenue Current
Refunding Revenue Bonds,
Subseries D,
5 .00% ,
07/01/23
............ 246,038
225,000 County of Sacramento CA Airport
System Revenue Current
Refunding Revenue Bonds,
Subseries D,
5 .00% ,
07/01/26
............ 274,573
100,000 County of San Diego CA Refunding
COP, Series A,
5 .00% ,
10/15/25
............ 115,307
100,000 Cucamonga Valley Water District
Financing Authority Current
Refunding Revenue Bonds,
5 .00% ,
09/01/24
............ 114,733
1,445,000 Desert Community College District
Refunding GO,
5 .00% ,
08/01/26
............ 1,775,221
200,000 East Bay Municipal Utility District
Wastewater System Revenue
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
06/01/22
............ 208,202
300,000 East Bay Municipal Utility District
Wastewater System Revenue
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
06/01/23
............ 327,068
Principal
Amount Value
California (continued)
$ 225,000 East Bay Municipal Utility District
Wastewater System Revenue
Current Refunding Revenue
Bonds, Series A,
5 .00% ,
06/01/24
............ $ 255,951
150,000 East Bay Municipal Utility District
Wastewater System Revenue
Current Refunding Revenue
Bonds, Series A,
5 .00% ,
06/01/25
............ 177,300
1,500,000 Eastern Municipal Water District
Financing Authority Current
Refunding Revenue Bonds, Series
A,
5 .00% ,
07/01/36
............ 2,009,546
1,000,000 Eastern Municipal Water District
Financing Authority Current
Refunding Revenue Bonds, Series
A,
5 .00% ,
07/01/37
............ 1,335,910
805,000 Garden Grove Unified School District
School Improvements GO, Series
C,
5 .00% ,
08/01/30
(a) .......... 884,254
2,000,000 Los Angeles Community College
District Advance Refunding GO,
1 .17% ,
08/01/26
............ 2,031,449
200,000 Los Angeles Community College
District Refunding GO, Series A,
5 .00% ,
08/01/25
(a) .......... 229,229
1,100,000 Los Angeles Community College
District Refunding GO, Series A,
5 .00% ,
08/01/29
(a) .......... 1,260,762
1,000,000 Los Angeles Community College
District University & College
Improvements GO, Series
2008-F,
5 .00% ,
08/01/24
(a) .......... 1,098,452
850,000 Los Angeles County Metropolitan
Transportation Authority  Transit
Improvements Revenue Bonds,
Senior Series B,
5 .00% ,
07/01/25
............ 929,651
125,000 Los Angeles County Metropolitan
Transportation Authority Current
Refunding Revenue Bonds, Series
A,
5 .00% ,
07/01/24
............ 142,794

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 120,000 Los Angeles County Metropolitan
Transportation Authority Current
Refunding Revenue Bonds, Series
A,
5 .00% ,
07/01/25
............ $ 137,007
5,000,000 Los Angeles County Metropolitan
Transportation Authority Transit
Improvements Revenue Bonds,
Series A,
5 .00% ,
06/01/28
............ 6,487,299
4,000,000 Los Angeles County Metropolitan
Transportation Authority Transit
Improvements Revenue Bonds,
Series A,
5 .00% ,
06/01/29
............ 5,327,346
4,950,000 Los Angeles County Metropolitan
Transportation Authority Transit
Improvements Revenue Bonds,
Series A,
5 .00% ,
06/01/30
............ 6,753,203
5,000,000 Los Angeles County Metropolitan
Transportation Authority Transit
Improvements Revenue Bonds,
Series A,
5 .00% ,
06/01/31
............ 6,965,029
4,000,000 Los Angeles County Metropolitan
Transportation Authority Transit
Improvements Revenue Bonds,
Series A,
5 .00% ,
06/01/32
............ 5,543,109
275,000 Los Angeles County Metropolitan
Transportation Authority,
Refunding Revenue Bonds,
5 .00% ,
07/01/24
............ 314,148
1,125,000 Los Angeles Department of Water
& Power Current Refunding
Revenue Bonds, Series B,
5 .00% ,
07/01/39
............ 1,489,217
2,065,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series A,
5 .00% ,
07/01/23
............ 2,208,826
250,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series A,
5 .00% ,
07/01/23
............ 273,578
Principal
Amount Value
California (continued)
$ 150,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5 .00% ,
01/01/22
............ $ 152,436
450,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5 .00% ,
01/01/23
............ 479,540
600,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5 .00% ,
01/01/24
............ 669,419
5,000,000 Los Angeles Department of Water &
Power Power System Revenue
Current Refunding Revenue
Bonds, Series B,
5 .00% ,
07/01/24
............ 5,707,053
1,425,000 Los Angeles Department of Water &
Power Power System Revenue
Electric Light & Power
Improvements, Series D,
5 .00% ,
07/01/22
............ 1,489,322
100,000 Los Angeles Department of Water &
Power Power System Revenue
Electricity Light & Power
Improvements Revenue Bonds,
Series C,
5 .00% ,
07/01/22
............ 104,514
1,800,000 Los Rios Community College District
Refunding GO,
5 .00% ,
08/01/27
............ 1,886,027
175,000 Marin Community College District
Advance Refunding GO,
5 .00% ,
08/01/23
............ 192,256
1,100,000 Mount San Jacinto Community
College District University &
College Improvements GO, Series
2014-A,
5 .00% ,
08/01/28
............ 1,303,238
2,000,000 Municipal Improvement Corp. of
Los Angeles Refunding Revenue
Bonds, Series A,
5 .00% ,
11/01/24
(a) .......... 2,266,151

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 450,000 Northern California Power Agency
Hydroelectric Project Current
Refunding Revenue Bonds, Series
A,
5 .00% ,
07/01/22
............ $ 470,270
125,000 Northern California Power Agency
Hydroelectric Project Current
Refunding Revenue Bonds, Series
A,
5 .00% ,
07/01/24
............ 142,598
210,000 Northern California Transmission
Agency California-Oregon Project
Advance Refunding Revenue
Bonds,
5 .00% ,
05/01/26
............ 254,582
160,000 Ohlone Community College District
Advance Refunding GO,
5 .00% ,
08/01/24
............ 183,447
100,000 Orange County Sanitation District
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
02/01/26
............ 121,201
3,000,000 Orange County Sanitation District
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
02/01/34
............ 3,421,195
475,000 Orange County Water District
Repayment Of Bank Loan
Revenue Bonds, Series C,
5 .00% ,
08/15/25
............ 566,046
200,000 Placer County Water Agency Current
Refunding COP,
5 .00% ,
07/01/22
............ 209,047
150,000 Regents of the University of California
Medical Center Pooled Revenue
Advance Refunding Revenue
Bonds, Series L,
5 .00% ,
05/15/23
............ 163,038
1,145,000 Regents of the University of California
Medical Center Pooled Revenue
Current Refunding Revenue
Bonds, Series L,
5 .00% ,
05/15/24
............ 1,296,714
1,320,000 Regents of the University of California
Medical Center Pooled Revenue
Pre-refunded Revenue Bonds,
Series J,
5 .00% ,
05/15/24
(a) .......... 1,435,212
Principal
Amount Value
California (continued)
$ 6,150,000 Regents of the University of California
Medical Center Pooled Revenue
Pre-refunded Revenue Bonds,
Series J,
5 .25% ,
05/15/27
(a) .......... $ 6,714,172
1,100,000 Rio Hondo Community College
District Current Refunding GO,
Series B,
5 .00% ,
08/01/24
............ 1,261,199
675,000 Rio Hondo Community College
District Current Refunding GO,
Series B,
5 .00% ,
08/01/25
............ 803,864
870,000 Riverside County Transportation
Commission Pre-refunding
Refunding Notes Highway
Improvements, Series A,
5 .25% ,
06/01/24
(a) .......... 952,640
200,000 Sacramento County Sanitation
Districts Financing Authority
Current Refunding Revenue
Bonds,
5 .00% ,
08/01/25
............ 237,742
3,000,000 Sacramento Municipal Utility
District  Refunding Revenue
Bonds, Series A,
5 .00% ,
08/15/49
(b) .......... 3,242,554
5,250,000 Sacramento Municipal Utility District
Refunding Revenue Bonds, Sub-
Series B,
5 .00% ,
08/15/49
(b) .......... 6,148,542
275,000 Saddleback Valley Unified School
District Refunding GO,
5 .00% ,
08/01/24
............ 302,116
5,000,000 San Bernardino Community College
District Advance Refunding GO,
1 .61% ,
08/01/27
............ 5,110,785
1,000,000 San Diego Community College
District Advance Refunding GO,
5 .00% ,
08/01/28
............ 1,227,970
1,030,000 San Diego Community College
District Pre-refunded University
& College Improvements GO,
5 .00% ,
08/01/24
(a) .......... 1,030,000
100,000 San Diego County Regional
Transportation Commission Sales
& Use Tax Refunding Revenue
Bonds, Series A,
5 .00% ,
04/01/25
(a) .......... 113,076

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 7,800,000 San Diego County Water Authority
Advance Refunding Revenue
Bonds, Series A,
1 .33% ,
05/01/28
............ $ 7,828,868
120,000 San Diego County Water Authority
Financing Corp. Advance
Refunding Revenue Bonds,
5 .00% ,
05/01/22
............ 124,435
3,800,000 San Diego County Water Authority
Refunding Revenue Bonds, Sub-
Series S1,
5 .00% ,
05/01/28
............ 4,904,736
300,000 San Diego Public Facilities Financing
Authority Advance Refunding
Revenue Bonds, Series B,
5 .00% ,
08/01/25
............ 356,613
1,115,000 San Diego Public Facilities Financing
Authority Advance Refunding
Revenue Bonds, Series B,
5 .00% ,
08/01/28
............ 1,360,532
300,000 San Diego Public Facilities Financing
Authority Refunding Revenue
Bonds, Series A,
5 .00% ,
08/01/23
............ 329,455
1,000,000 San Diego Public Facilities Financing
Authority Refunding Revenue
Bonds, Subseries A,
5 .00% ,
08/01/31
(a) .......... 1,048,691
175,000 San Diego Regional Building
Authority Advance Refunding
Revenue Bonds, Series A,
5 .00% ,
10/15/22
............ 185,411
100,000 San Diego Regional Building
Authority County Operation
Centre Current Advance Revenue
Bonds, Series A,
5 .00% ,
10/15/23
............ 110,793
1,460,000 San Francisco Bay Area Rapid Transit
District Sales Tax Revenue
Current Refunding Revenue
Bonds, Series A,
5 .00% ,
07/01/28
............ 1,722,188
1,500,000 San Francisco Bay Area Rapid Transit
District Transit Improvements
GO, Series B-1,
5 .00% ,
08/01/24
............ 1,716,899
2,500,000 San Francisco Bay Area Rapid Transit
District Transit Improvements
GO, Series C-1,
5 .00% ,
08/01/24
............ 2,861,498
Principal
Amount Value
California (continued)
$ 1,500,000 San Francisco Bay Area Rapid Transit
District Transit Improvements
GO, Series C-1,
5 .00% ,
08/01/28
............ $ 1,958,235
500,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Advance
Refunding Current Revenue
Bonds, Series A,
5 .00% ,
05/01/23
............ 542,702
3,810,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Advance
Refunding Current Revenue
Bonds, Series A,
5 .00% ,
05/01/26
............ 4,640,867
3,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
H,
5 .00% ,
05/01/29
............ 3,900,523
1,025,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Revenue
Bonds, Series E,
5 .00% ,
05/01/40
............ 1,289,799
1,500,000 San Francisco Municipal
Transportation Agency Advance
Refunding Revenue Bonds, Series
A,
1 .54% ,
03/01/29
............ 1,505,308
3,450,000 San Francisco Municipal
Transportation Agency Advance
Refunding Revenue Bonds, Series
A,
1 .69% ,
03/01/30
............ 3,474,029
200,000 San Francisco Municipal
Transportation Agency Transit
Improvements Revenue Bonds,
5 .00% ,
03/01/23
............ 215,359
175,000 San Francisco Municipal
Transportation Agency Transit
Improvements Revenue Bonds,
5 .00% ,
03/01/26
............ 211,638
830,000 San Jose Evergreen Community
College District Advance
Refunding GO,
5 .00% ,
09/01/24
............ 953,945

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 785,000 San Mateo County Community
College District Refunding GO,
5 .00% ,
09/01/24
(a) .......... $ 826,863
100,000 San Mateo Joint Powers Financing
Authority Advance Refunding
Revenue Bonds, Series A,
5 .00% ,
07/15/24
............ 114,416
100,000 San Mateo Joint Powers Financing
Authority Public Improvements
Capital Project Revenue Bonds,
Series A,
5 .00% ,
07/15/25
............ 118,855
1,000,000 San Mateo Union High School
District Refunding GO,
5 .00% ,
09/01/27
(a) .......... 1,149,873
275,000 San Mateo Union High School District
Refunding GO, Series C,
5 .00% ,
09/01/24
............ 316,066
125,000 San Rafael Joint Powers Financing
Authority Green Bonds Public
Facilities Revenue Bonds,
5 .00% ,
06/01/23
............ 135,893
1,000,000 San Ramon Valley Unified School
District School Improvements
GO,
5 .00% ,
08/01/24
............ 1,143,952
125,000 Santa Clara County Financing
Authority Public Facilities
Revenue Bonds, Series A,
5 .00% ,
04/01/26
............ 151,972
250,000 Santa Clara Unified School District
Advance Refunding GO,
5 .00% ,
07/01/22
............ 261,261
350,000 Santa Clara Unified School District
Advance Refunding GO,
5 .00% ,
07/01/23
............ 382,797
100,000 Santa Clara Unified School District
Advance Refunding GO,
5 .00% ,
07/01/25
............ 114,047
245,000 Santa Clara Unified School District
School Improvements GO,
5 .00% ,
07/01/27
............ 300,720
1,540,000 Santa Clarita Community College
District Refunding GO,
5 .00% ,
08/01/24
(a) .......... 1,691,616
100,000 Santa Clarita Community College
District University & College
Improvements GO,
5 .00% ,
08/01/26
............ 123,243
Principal
Amount Value
California (continued)
$ 150,000 Santa Monica Public Financing
Authority Current Refunding
Revenue Bonds,
5 .00% ,
07/01/25
............ $ 177,773
100,000 Southern California Public Power
Authority Advance Refunding
Revenue Bonds, Series C,
5 .00% ,
07/01/25
............ 116,309
225,000 Southern California Public Power
Authority Revenue Bonds, Series
A,
5 .00% ,
07/01/26
............ 270,164
100,000 State of California (Other Revenue
LOC) Advance Refunding GO,
5 .00% ,
09/01/22
............ 105,334
125,000 State of California Advance Refunding
GO,
5 .00% ,
11/01/23
............ 138,784
1,155,000 State of California Advance Refunding
GO,
5 .00% ,
08/01/26
............ 1,420,879
325,000 State of California Advance Refunding
GO, Group B,
5 .00% ,
09/01/25
............ 387,618
3,310,000 State of California Current Refunding
GO,
5 .00% ,
08/01/24
............ 3,790,768
200,000 State of California Department
of Water Resources Advance
Refunding Revenue Bonds, Series
AX,
5 .00% ,
12/01/21
............ 203,255
150,000 State of California Department of
Water Resources Central Valley
Project Current Refunding
Revenue Bonds,
5 .00% ,
12/01/22
............ 159,849
100,000 State of California Department of
Water Resources Central Valley
Project Current Refunding
Revenue Bonds,
5 .00% ,
12/01/24
............ 116,124
1,300,000 State of California Department of
Water Resources Power Supply
Revenue Advance Refunding
Revenue Bonds, Series O,
5 .00% ,
05/01/22
............ 1,348,089

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
California (continued)
$ 300,000 State of California Department of
Water Resources Refunding
Revenue Bonds, Series AS,
5 .00% ,
12/01/25
............ $ 348,045
125,000 State of California Department of
Water Resources Refunding
Revenue Bonds, Series AV,
5 .00% ,
12/01/27
............ 152,540
1,000,000 State of California Multi Utility
Improvements GO,
5 .00% ,
10/01/25
............ 1,196,174
1,500,000 State of California Refunding GO,
5 .00% ,
04/01/24
............ 1,694,735
125,000 State of California Refunding GO,
5 .00% ,
02/01/22
............ 128,063
1,000,000 State of California Refunding GO,
5 .00% ,
10/01/25
............ 1,149,989
6,065,000 State of California Refunding GO,
5 .00% ,
10/01/26
............ 6,970,534
5,740,000 State of California Water Utility
Improvements GO,
5 .00% ,
11/01/29
............ 7,680,234
2,500,000 State of California Water Utility
Improvements GO,
5 .00% ,
03/01/34
............ 3,310,319
550,000 Turlock Irrigation District Revenue
Bonds,
5 .00% ,
01/01/25
............ 638,271
1,955,000 University of California Advance
Refunding Revenue Bonds, Series
AY,
5 .00% ,
05/15/24
............ 2,221,073
995,000 University of California Current Pre-
refunded Refunding Revenue
Bonds, Series AF,
5 .00% ,
05/15/24
(a) .......... 1,080,910
1,270,000 University of California Current Pre-
refunded Refunding Revenue
Bonds, Series AF,
5 .00% ,
05/15/26
(a) .......... 1,379,654
3,235,000 University of California Current Pre-
refunded Refunding Revenue
Bonds, Series AF,
5 .00% ,
05/15/30
(a) .......... 3,514,315
1,575,000 University of California Pre-refunded
Limited Project Current
Refunding Revenue Bonds, Series
G,
5 .00% ,
05/15/30
(a) .......... 1,635,667
Principal
Amount Value
California (continued)
$ 3,000,000 University of California Refunding
Revenue Bonds, Series AJ,
4 .60% ,
05/15/31
............ $ 3,601,900
11,000,000 University of California Refunding
Revenue Bonds, Series AK,
5 .00% ,
05/15/48
(b) .......... 11,966,450
130,000 University of California University &
College Improvements Refunding
Revenue Bonds,
5 .00% ,
05/15/23
............ 135,060
200,000 University of California University &
College Improvements Refunding
Revenue Bonds, Series BB,
5 .00% ,
05/15/25
............ 236,265
100,000 University of California University &
College Improvements Revenue
Bonds, Series AM,
5 .00% ,
05/15/26
............ 113,430
2,500,000 University of California University &
College Improvements Revenue
Bonds, Series BE,
5 .00% ,
05/15/33
............ 3,354,662
550,000 Upper Santa Clara Valley Joint
Powers Authority Water Utility
Improvements Revenue Bonds,
Series A,
5 .00% ,
08/01/40
............ 694,039
125,000 Ventura County Community College
District Advance Refunding GO,
5 .00% ,
08/01/24
............ 143,318
425,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds,
5 .00% ,
11/01/24
............ 491,341
1,645,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds, Series A,
1 .32% ,
11/01/25
............ 1,666,660
2,295,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds, Series A,
1 .54% ,
11/01/26
............ 2,331,821
2,000,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds, Series A,
1 .74% ,
11/01/27
............ 2,038,968
3,970,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds, Series A,
1 .96% ,
11/01/28
............ 4,072,377

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
California (continued)
$ 100,000 Walnut Energy Center Authority
Current Refunding Revenue
Bonds,
5 .00% ,
01/01/23
............ $ 106,932
1,100,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5 .00% ,
10/01/36
............ 1,484,815
1,000,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5 .00% ,
10/01/37
............ 1,345,923
1,100,000 Western Municipal Water District
Facilities Authority Water Utility
Improvements Revenue Bonds,
Series A,
5 .00% ,
10/01/40
............ 1,470,646
100,000 William S Hart Union High School
District Advance Refunding GO,
5 .00% ,
08/01/24
............ 114,427
125,000 Yosemite Community College District
Current Refunding GO,
5 .00% ,
08/01/25
............ 148,424
Total Municipal Bonds
(Cost $334,004,761)
343,604,646
CORPORATE BONDS — 0.6%
United States — 0 .6%
2,000,000 Stanford Health Care, Series 2020,
3 .31% ,
08/15/30
............ 2,248,623
Total Corporate Bonds
(Cost $2,000,000)
2,248,623
U.S. GOVERNMENT SECURITIES — 1.4%
U.S. Treasury Notes — 1 .4%
5,000,000 1 .13% ,
02/15/31
................ 4,953,125
Total U.S. Government Securities
(Cost $4,834,048)
4,953,125
Shares Value
INVESTMENT COMPANY — 10.2%
36,784,038 SEI Daily Income Trust Government
II Fund - Class A , 0 .01% (c) ... $ 36,784,038
Total Investment Company
(Cost $36,784,038)
36,784,038
TOTAL INVESTMENTS — 107.8%
(Cost $377,622,847)
$ 387,590,432
LIABILITIES IN EXCESS OF
OTHER ASSETS — (7.8)%
(28,099,822)
NET ASSETS — 100.0%
$ 359,490,610
(a) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2021.
(c) The rate shown represents the current yield as of July 31, 2021.
COP — Certificates of Participation
GO — General Obligation
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
California ................................... 95 .6%
Other * ..................................... 4 .4
100 .0%
* Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.